Plant and Equipment - Schedule of Plant and Equipment (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Plant and equipment, at cost [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	RM 18,297,505		RM 13,402,773
Addition	15,831,390		4,894,732
Balance at ending	32,570,572	$ 7,731,519	18,297,505
Disposal	(1,558,323)
Plant and equipment, at cost [Member] | Equipment & Machine [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	17,363,293		12,468,561
Addition	8,799,751		4,894,732
Balance at ending	24,604,721	5,840,606	17,363,293
Disposal	(1,558,323)
Plant and equipment, at cost [Member] | Computer & Handphone [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	114,419		114,419
Addition
Balance at ending	114,419	27,160	114,419
Disposal
Plant and equipment, at cost [Member] | License [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	775,901		775,901
Addition	7,031,639
Balance at ending	7,807,540	1,853,334	775,901
Disposal
Plant and equipment, at cost [Member] | Renovation [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	43,892		43,892
Addition
Balance at ending	43,892	10,419	43,892
Disposal
Accumulated Depreciation [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	4,043,687		2,355,695
Balance at ending	4,734,823	1,123,940	4,043,687
Disposal	(725,611)
Depreciation for the year	1,416,747			$ 1,687,992
Accumulated Depreciation [Member] | Equipment & Machine [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	3,807,496		2,230,743
Balance at ending	4,209,483	999,236	3,807,496
Disposal	(725,611)
Depreciation for the year	1,127,598			1,576,753
Accumulated Depreciation [Member] | Computer & Handphone [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	78,999		56,323
Balance at ending	89,478	21,240	78,999
Disposal
Depreciation for the year	10,479			22,676
Accumulated Depreciation [Member] | License [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	142,426		64,836
Balance at ending	415,609	98,656	142,426
Disposal
Depreciation for the year	273,183			77,590
Accumulated Depreciation [Member] | Renovation [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	14,766		3,793
Balance at ending	20,253	4,808	14,766
Disposal
Depreciation for the year	5,487			$ 10,973
Carrying Amount [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	14,253,818
Balance at ending	27,835,749	6,607,579	14,253,818
Carrying Amount [Member] | Equipment & Machine [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	13,555,797
Balance at ending	20,395,238	4,841,370	13,555,797
Carrying Amount [Member] | Computer & Handphone [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	35,420
Balance at ending	24,941	5,920	35,420
Carrying Amount [Member] | License [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	633,475
Balance at ending	7,391,931	1,754,678	633,475
Carrying Amount [Member] | Renovation [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	29,126
Balance at ending	RM 23,639	$ 5,611	RM 29,126